Securitizations and Variable Interest Entities - Carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 54,815,293	¥ 47,771,802
Carrying amount of variable interests, Liabilities	51,443,045	44,547,660
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	4,763,000	4,582,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	5,074,000	4,778,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	24,000	18,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	24,000	18,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	87,000	64,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	87,000	64,000
Variable Interest Entity, Not Primary Beneficiary [Member] | CMBS and RMBS [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	3,213,000	3,376,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	3,213,000	3,376,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	169,000	164,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	169,000	164,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Private equity and debt investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	24,000	21,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	24,000	21,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	1,243,000	936,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	1,243,000	936,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	3,000	3,000
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	3,000	3,000
Variable Interest Entity, Not Primary Beneficiary [Member] | Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 311,000	¥ 196,000